Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Detail) - Pemex Industrial Transformation	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Exchange_Rate MMBbls billionCubicMetersPerDay	Jun. 30, 2023 USD ($) Exchange_Rate MMBbls billionCubicMetersPerDay	Dec. 31, 2023 Exchange_Rate	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$				19.4143
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	$ 105.12	$ 75.2
Processed volume | MMBbls	1,029	903
Rate of U.S.$	18.3773	17.072	16.922
Useful lives of the cash-generating units (year average)	11 years	11 years
Pre-tax discount rate	1450.00%	1410.00%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume | billionCubicMetersPerDay	2,424	2,575
Rate of U.S.$	18.3773	17.072
Useful lives of the cash-generating units (year average)	6 years	6 years
Pre-tax discount rate	1412.00%	1326.00%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.3773	17.072
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	1085.00%	1046.00%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.3773	17.072
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	1085.00%	1046.00%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.3773	17.072
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	1187.00%	1305.00%